Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Net operating loss carryforwards	$ 21,621,000
Operating loss carryforwards, expiration date (Date)	Jan. 01, 2022
Research and development credits	794,750	621,497
Tax credit carryforward, expiration date (Date)	Jan. 01, 2022
Significant uncertain tax positions	$ 0